Fair Value Disclosures (Narrative) (Detail) (USD $)	12 Months Ended
	Jun. 26, 2013 Restaurants	Jun. 27, 2012 Restaurants
Debt Instrument [Line Items]
Number of under-performing restaurants	3	3
Carrying value of impaired long-lived assets	$ 5,600,000	$ 4,700,000
Fair value of impaired long-lived asset	333,000	1,586,000
Impairment of long-lived assets	5,300,000	3,100,000
Carrying value of notes	762,036,000
Liquor Licenses [Member]
Debt Instrument [Line Items]
Carrying value of impaired long-lived assets	300,000	6,700,000
Fair value of impaired long-lived asset	100,000	4,109,000
Impairment of long-lived assets	200,000	2,600,000
Five Year Notes [Member]
Debt Instrument [Line Items]
Stated interest rate	2.60%
Senior notes	249,829,000	0
Fair value of notes	244,200,000
Ten Year Notes [Member]
Debt Instrument [Line Items]
Stated interest rate	3.88%
Senior notes	299,707,000	0
Fair value of notes	279,500,000
5.75% Notes [Member]
Debt Instrument [Line Items]
Stated interest rate	5.75%
Senior notes	0	289,709,000
Fair value of notes		310,200,000
Carrying value of notes		$ 289,700,000